Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities:
Income before income taxes	$ 5,530,724	$ 8,775,258	$ 12,005,774
Adjustments to reconcile income before income taxes to net cash provided by operating activities:
Share of loss (income) of associates and joint ventures	5,739,668	(581,023)	(532,933)
Depreciation and amortization	21,260,787	21,008,796	19,834,202
Other amortization of assets	380,863	531,426	444,679
Impairment of long-lived assets	40,803	67,574	135,750
(Income) loss on disposition of property and equipment	(74,175)	270,381	912,317
Impairment loss on trade notes and accounts receivable, and other receivables	1,387,431	1,446,568	1,479,511
Post-employment benefits	292,026	259,064	171,156
Interest income	(72,861)	(102,675)	(120,134)
Share-based compensation expense	984,356	1,129,644	1,327,549
Provision for deferred compensation		199,195	251,787
Interest receivable for Asset Tax from prior years		(139,995)
Other finance (income) loss, net	(89,323)	872,291	859,642
Gain on disposition of investments, net	(789,873)	(627)	(3,553,463)
Cancellation of provision	691,221
Interest expense	10,482,168	10,402,021	9,707,324
Unrealized foreign exchange gain, net	(2,596,198)	(1,120,958)	(318,087)
Total	43,167,617	43,016,940	42,605,074
Decrease in trade notes and accounts receivable	634,108	4,785,389	3,483,695
(Increase) decrease in transmission rights and programming	(54,274)	2,632,696	(2,968,579)
(Increase) decrease in due from related parties, net	(393,631)	204,166	(555,418)
(Increase) decrease in inventories	(522,003)	(128,327)	444,790
Increase in other accounts and notes receivable and other current assets	(2,469,724)	(2,789,811)	(1,144,721)
Increase (decrease) in trade accounts payable and accrued expenses	1,065,101	(1,885,865)	2,087,404
Increase (decrease) in customer deposits and advances	185,143	(7,778,497)	(5,176,499)
(Decrease) increase in other liabilities and taxes payable	(96,832)	(1,848,715)	1,579,450
Increase (decrease) in post-employment benefits	326,892	(122,261)	82,070
Income taxes paid	(8,681,478)	(8,816,632)	(6,722,770)
Total	(10,006,698)	(15,747,857)	(8,890,578)
Net cash provided by operating activities	33,160,919	27,269,083	33,714,496
Investing activities:
Temporary investments		30,992	40,186
Investments in financial instruments			(72,723)
Disposition of investments in financial instruments	3,155,643	2,301,682	287,605
Disposition or investment in joint ventures	125,624	149,390	209,775
Investment or disposition of other investment	(602,466)	(25,741)	95,161
Dividends received		772,400
Investments in property, plant and equipment	(20,131,738)	(19,108,284)	(18,499,662)
Disposition of property, plant and equipment	1,520,417	981,503	1,024,702
Payment for renewal of television broadcasting concessions			(5,754,038)
Other investments in intangible assets	(1,235,177)	(2,106,750)	(2,020,243)
Net cash used in investing activities	(15,919,697)	(17,004,808)	(23,898,235)
Financing activities:
Long-term loans from Mexican banks		10,000,000
Repayment of Mexican peso debt	(492,489)	(989,156)	(307,489)
Repayment of Mexican peso debt Sky	(2,750,000)
Payments of lease liabilities	(668,277)	(559,623)	(540,448)
Other payments of lease liabilities	(953,771)	(883,533)
Interest paid	(9,455,387)	(9,180,141)	(10,129,304)
Funding for acquisition of shares of the Long-term Retention Plan	(197,000)		(1,100,000)
Repurchases of CPOs under a share repurchase program	(195,597)	(1,385,750)	(1,541,180)
Repurchase of capital stock	(111,979)	(100,246)	(1,954,312)
Sale of capital stock	111,979	100,246	1,954,312
Dividends paid		(1,066,187)	(1,068,868)
Dividends paid and reduction of capital of non-controlling interests	(1,420,477)	(1,594,629)	(1,270,652)
Acquisition of non-controlling interests			(54,256)
Derivative financial instruments	1,261,845	(596,046)	691,303
Net cash used in financing activities	(16,195,216)	(14,301,896)	(16,504,914)
Effect of exchange rate changes on cash and cash equivalents	(11,516)	(60,449)	21,995
Net increase (decrease) in cash and cash equivalents	1,034,490	(4,098,070)	(6,666,658)
Cash and cash equivalents related to assets held for sale	571,338	(517,956)
Cash and cash equivalents at beginning of year	27,452,265	32,068,291	38,734,949
Cash and cash equivalents at end of year	29,058,093	27,452,265	32,068,291
Sistema Radiopolis, S.A. de C.V. (Radiopolis) and subsidiaries
Investing activities:
Disposition of investment	1,248,000
Issuance of Senior Notes due 2049
Financing activities:
Issuance of Notes		14,247,544
Notes due 2020, 2021 and 2022
Financing activities:
Prepayment of Notes		(21,000,000)
Other notes payable
Financing activities:
Repayment and prepayment of other notes payable	$ (1,324,063)	$ (1,294,375)	(1,184,020)
Axtel
Investing activities:
Acquisition of net assets of Axtel, net of acquired cash and cash equivalents			(5,465,872)
Imagina
Investing activities:
Disposition of investment			$ 6,256,874